Segment Reporting and Business Concentrations (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	$ 174,253	$ 152,197	$ 653,721	$ 563,677	$ 500,908
Property and equipment, net	55,169		55,274	62,790	35,818
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	161,251	139,705	602,418	529,521	474,344
Property and equipment, net	55,032		55,103	62,368	35,220
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	13,002	$ 12,492	51,303	34,156	26,564
Property and equipment, net	$ 137		$ 171	$ 422	$ 598